Equity Securities Net Gains (Losses) from Equity Securities Not Held for Trading (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Gains (Losses) from Equity Securities [Line Items]
Total net gains (losses) from equity securities not held for trading	$ (441)	$ (806)	$ 6,427
Deconsolidation, gains			442
Deconsolidation, unrealized gains			293
Net gains (losses) from equity securities [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Net gains (losses) from equity securities carried at fair value	84	(307)	(390)
Net gains (losses) from equity securities [Member] | Economic hedges [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	0	0	495
Marketable equity securities [Member] | Net gains (losses) from equity securities [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Net gains (losses) from equity securities carried at fair value	86	(225)	(202)
Nonmarketable equity securities [Member] | Net gains (losses) from equity securities [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Net gains (losses) from equity securities carried at fair value	(2)	(82)	(188)
Net gains (losses) from nonmarketable equity securities not carried at fair value	(525)	(499)	6,322
Nonmarketable equity securities [Member] | Impairment write-downs [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Net gains (losses) from nonmarketable equity securities not carried at fair value	(1,307)	(2,452)	(121)
Nonmarketable equity securities [Member] | Net unrealized gains (losses) [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Net gains (losses) from nonmarketable equity securities not carried at fair value	578	1,101	4,862
Nonmarketable equity securities [Member] | Net realized gains from sale [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Net gains (losses) from nonmarketable equity securities not carried at fair value	$ 204	$ 852	$ 1,581